Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

5. STOCKHOLDERS’ EQUITY

On June 16, 2017, we closed our tender offer to purchase shares of the common stock of OneMain, pursuant to which we acquired 151,994 shares of the common stock of OneMain (valued at an aggregate of $3.55 million based on the closing price of the shares of OneMain’s common stock of $23.38 on June 15, 2017) in exchange for 3,039,880 shares of the Company’s common stock.

As of September 30, 2017, the aggregate number of shares which the Company had the authority to issue is 350,000,000 shares, of which 300,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At September 30, 2017, the Company had 12,335,293 shares of common stock issued and outstanding. The Company’s Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

In January 2017, the Company’s Board of Directors approved a stock repurchase program pursuant to which the Company may purchase on the open market and at prevailing prices outstanding shares of the Company’s common stock with an aggregate value of up to $2,000,000. During the nine months ended September 30, 2017, the Company purchased an aggregate of 418,773 shares under the stock repurchase program for an aggregate purchase price of $276,880 and cancelled the 418,773 shares. On October 30, 2017, our Board of Directors authorized the extension of the stock repurchase program from December 31, 2017 to December 31, 2018 under the same terms.

Common Stock Dividends

Historically, we have not paid any cash dividends on our common stock. In May 2017, we announced the declaration of a cash dividend of $0.005 per common share for the first quarter of 2017. The dividend was paid on August 21, 2017 to stockholders of record at the close of business on June 5, 2017. In August 2017, we announced the declaration of a cash dividend of $0.005 per common share for the second quarter of 2017. The dividend was paid on August 21, 2017 to stockholders of record at the close of business on August 11, 2017. We expect to pay ongoing dividends. Payment of future dividends on our common stock, if any, will be at the discretion of our board of directors and will depend on, among other things, our results of operations, cash requirements and surplus, financial condition, contractual restrictions and other factors that our board of directors may deem relevant. We may determine to retain future earnings, if any, for reinvestment in the development and expansion of our business.

Series H Preferred Stock

During the nine months ended September 30, 2017 and year ended December 31, 2016, the Company issued 0 and 3,071,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share. At September 30, 2017, no shares of Series H convertible preferred stock were outstanding. At September 30, 2017, we held deposits on 63,595 Series H preferred shares to be issued of $63,595. These shares we subsequently issued on October 30, 2017.

Description of Series H Preferred Stock

Our amended and restated articles of incorporation, as amended, authorize 10,000,000 shares of Series H preferred stock, par value $0.001 per share, of which no shares are outstanding as of September 30, 2017. There are no sinking fund provisions applicable to our Series H preferred stock.

Ranking. The Series H preferred stock ranks pari passu with any other series of preferred stock subsequently designated by IEG Holdings and not designated as senior securities or subordinate to the Series H preferred stock.

Liquidation Preference. In the event of a liquidation or winding up of IEG Holdings, a holder of Series H preferred stock will be entitled to receive $1.00 per share of Series H preferred stock.

Dividends. The Series H Preferred Stock is not entitled to receive dividends.

Conversion. Holders of Series H preferred shares have the following rights with respect to the conversion of Series H preferred shares into shares of our common stock:

●	At 5:00 pm Eastern time on December 31, 2017, each and every share of Series H Preferred Stock issued and outstanding at such time shall automatically and without further action of any holder thereof, convert into shares of the Corporation’s Common Stock on the bases of four (4) shares of Common Stock for each share of Series H Preferred Stock.

●	Promptly after December 31, 2017, the Corporation shall deliver to each prior holder of Series H Preferred Stock whose shares have been converted into shares of Common Stock as set forth in Section 6(A), a certificate representing the number of the Corporation’s shares of Common Stock into which such Series H Preferred Stock has been converted.

●	In the event that, prior to 5:00 p.m. on December 31, 2017, IEG Holdings completes any consolidation, merger, combination, statutory share exchange or other transaction in which the shares of Common Stock are exchanged for or changed into other stock or securities, money and/or any other property, then in any such case the Series H Preferred Stock shall at the same time be similarly exchanged or changed into preferred shares of the surviving entity providing the holders of such preferred shares with (to the extent possible) the same relative rights and preferences as the Series H Preferred Stock. For the avoidance of doubt, in the event that any such consolidation, merger, combination, statutory share exchange or other transaction is completed after 5:00 p.m. on December 31, 2017, the shares of Series H Preferred Stock shall have been converted into shares of Common Stock and as such shall be exchanged for or changed into other stock or securities, money and/or any other property, as any other shares of Common Stock.

Voting. Except as provided in the immediately following sentence, Series H Preferred Stock shall have no right to vote on any matter to come before the shareholders of IEG Holdings. The affirmative vote at a meeting duly called for such purpose or the written consent without a meeting, of the holders of not less than fifty percent (50%) of the then outstanding Series H Preferred Stock, shall be required for any change to IEG Holdings’ Articles of Incorporation which would amend, alter, change or repeal any of the powers, designations, preferences and rights of the Series H Preferred Stock.

Redemption and Call Rights. The Series H Preferred Stock have no redemption or call rights.

6.     STOCKHOLDERS’ EQUITY

On January 1, 2016, pursuant to the terms of the Company’s Series G preferred stock, the Company exercised its right to redeem all of the unconverted outstanding shares of Series G preferred stock. On December 24, 2015, the Company early paid the holders of the 160,000 unconverted shares of Series G preferred stock an aggregate of $160,000. Following the redemption of the unconverted shares of Series G preferred stock, no shares of Series G preferred stock were outstanding.

On January 22, 2016, the Company issued an aggregate of 370 shares of the Company’s common stock at a price of $50.00 per share to a total of two existing stockholders, each of whom resided in Australia, for receipt of an aggregate of $18,500. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On March 22, 2016, the Company issued an aggregate of 3,071,000 shares of the Company’s Series H preferred stock to a total of 12 existing stockholders, nine of whom resided in Australia and three of whom resided in the United Kingdom, in exchange for the receipt of $1.00 per share, representing an aggregate purchase price of $3,071,000. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. In connection with this, the Company had a subscription receivable for $2,825,000.

On March 31, 2016, Paul Mathieson, the Company’s Chief Executive Officer and the sole holder of the Company’s Series A preferred stock notified the Company of his intention to convert all of his Series A preferred stock into Company common stock pursuant to the terms of the Series A preferred stock. The Company issued an aggregate of 6,400,000 shares of Company common stock pursuant to the conversion notice. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuance involved offers and sales of securities outside the United

States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. Following the conversion, no shares of Series A preferred stock were outstanding.

On April 1, 2016, the Company effected a 1-for-100 reverse stock split of its outstanding shares of the common stock. Stockholders whose shares were converted into less than one share in the reverse stock split received cash payments equal to the fair value of those fractional interests. As a result, the Company repurchased a total of 1,793 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $130,769. Immediately after the reverse stock split, on April 1, 2016, the Company effected a 100-for-1 forward stock split and reduced the number of authorized shares of common stock from 3,000,000,000 to 200,000,000. The Company effected the reverse stock split followed immediately by the forward stock split in order to eliminate the administrative burden and costs associated with small stockholder accounts, and to provide stockholders with fewer than 100 shares of common stock with a cost-effective way to cash out their investments.

On April 12, 2016, the Company issued an aggregate of 2,000 shares of the Company’s common stock to MZ Group for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On May 2, 2016, Company issued an aggregate of 243,967 shares of the Company’s common stock at a price of $10.00 per share to a total of 98 existing stockholders, all of whom resided in Australia, for an aggregate of $2,439,673 of which $87,000 was paid for in consulting services provided to the company. The securities issuances were exempt from registration under the Securities Act, in reliance on an exemption provided by Regulation S promulgated pursuant to the Securities Act. The issuances involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. An offering circular was used in connection with this offering.

On May 16, 2016, the Company filed articles of amendment (the “May 2016 Amendment”) to its amended and restated articles of incorporation, as amended. The May 2016 Amendment has the effect of:

(i)	Eliminating the Company’s Series A preferred stock, Series F preferred stock and Series G preferred stock, and

(ii)	Revising the terms of the Series H preferred stock to:

(a)	reduce the dividend rate on the Company’s Series H preferred stock from 10% per annum to 8% per annum,

(b)	extend the date after which the Company may redeem the unconverted outstanding shares of Series H preferred stock from June 30, 2016 to December 31, 2016,

(c)	extend the date on which the holders of Series H preferred stock may convert their shares into shares of the Company’s common stock from June 30, 2016 to December 31, 2016, and

(d)	remove the requirement to adjust the Series H preferred stock conversion ratio when the Company conducts a rights offering to its existing stockholders.

As of September 30, 2016, the aggregate number of shares which the Company had the authority to issue is 250,000,000 shares, of which 200,000,000 shares are common stock, par value $0.001 per share, and 50,000,000 shares are preferred stock, par value $0.001 per shares. At September 30, 2016, the Company had 9,672,723 shares of common stock issued and outstanding. At September 30, 2016, the Company also had 3,071,000 shares of Series H preferred stock issued and outstanding. The Board of Directors is authorized at any time, and from time to time, to provide for the issuance of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

The Series H preferred stock accrues dividends at the rate of 8% per annum. Each series of preferred stock ranks pari passu with each other series of preferred stock, and senior to the common stock of the Company, as to dividends, and upon liquidation, dissolution or a winding up of the Company. In the event of a liquidation or winding up of the Company, holders of the preferred stock shall be entitled to receive the stated value of $1 per share.

On September 6, 2016, the Company issued an aggregate of 5,000 shares of the Company’s common stock to MZ Group for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On September 6, 2016, Company issued an aggregate of 135,751 shares of the Company’s common stock at a price of $10.00 per share to a total of 84 existing stockholders, 48 of whom resided in Australia and 36 of whom resided in United States, for an aggregate of $1,357,515. The securities issuances were registered pursuant to a registration statement on Form S-1 that was declared effective by the Securities and Exchange Commission on August 8, 2016.

On August 26, 2016, the Company’s board of directors and a stockholder holding a majority of the voting power of the Company’s issued and outstanding shares of common stock approved the following corporate actions:

1. Effect a reverse stock split of the outstanding shares of the Company’s common stock, at the ratio of 1-for-1,000 (the “Reverse Split”).

2. Immediately following the completion of the Reverse Split, effect a forward stock split on a 100-for-1 share basis (the “Forward Split”) and reduce the number of authorized shares of common stock from 200,000,000 to 40,000,000 (the “Authorized Share Reduction”).

The Reverse Split and Forward Split were effective on October 27, 2016 when they were approved by FINRA, as required. As a result, the Company repurchased a total of 129,571 shares of common stock from those stockholders whose shares of stock were converted into less than one share, for an aggregate purchase price of $78,330. Any fractional shares held after the Forward Split were rounded up to the next whole share. As a result of the rounding up of fractional shares, the Company issued an additional 218 shares on October 27, 2016. The Company’s 2015 Financial Statements have been retroactively restated to reflect this net 1-for-10 reverse split. The Company effected the reverse stock split followed immediately by the forward stock split in order to eliminate the administrative burden and costs associated with small stockholder accounts, and to provide stockholders with fewer than 1,000 shares of common stock with a cost-effective way to cash out their investments.

On December 5, 2016, the Company increased its authorized shares of common stock from 40,000,000 to 300,000,000.

On December 31, 2016, the Company issued an aggregate of 5,000 shares of the Company’s common stock to Worldwide Holdings, LLC for investor relations consulting services. The securities issuance was exempt from registration under the Securities Act, in reliance on the exemptions provided by Section 4(a)(2) and Section 2(a)(3), as applicable under the Securities Act.

On December 31, 2016, pursuant to the terms of the Company’s Series H preferred stock, holders of an aggregate of 246,000 Series H preferred shares exercised their rights to convert their Series H preferred shares into 49,200 shares of the Company’s common stock. Also on December 31, 2016, following such conversions, the Company exercised its right to redeem all of the unconverted outstanding shares of Series H preferred stock and cancelled the 2,825,000 shares of Series H preferred stock for an aggregate amount of $2,825,000 which were subscribed to during 2016, but remained unpaid for. These securities were issued in reliance upon the exemptions provided by Regulation S promulgated pursuant to the Securities Act. The issuance involved offers and sales of securities outside the United States. The offers and sales were made in offshore transactions and no directed selling efforts were made by the issuer, a distributor, their affiliates or any persons acting on their behalf. No offering circular was used in connection with this issuance. Following the conversion, no shares of Series H preferred stock were outstanding. Following the redemption of the unconverted shares of Series H preferred stock, no shares of Series H preferred stock were outstanding.

Series H Preferred Stock

During the year ended December 31, 2016 and year ended December 31, 2015, the Company issued 3,071,000 and 160,000 of Series H convertible preferred stock, respectively, with a par value of $0.001 per share. As at December 31, 2016 there is no outstanding Series H preferred stock on issue.